Financial Instruments and Fair Value Measurements - Financial Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 75,191	$ 19,228
Debt securities, fair value	49,802
Total cash, cash equivalents and investments	124,993	19,228
2020 Term Facility Loan	0	25,049
Private Placement Warrants	13,789	0
Total financial liabilities	13,789	71,944
3.00% Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 0	$ 32,106
Debt instrument, stated percentage	3.00%	3.00%
8.00% Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 0	$ 14,789
Debt instrument, stated percentage	8.00%
Corporate Bonds And Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	$ 25,085
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	24,717
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	75,191	19,228
Total cash, cash equivalents and investments	99,908	19,228
Fair Value, Inputs, Level 1 [Member] | Corporate Bonds And Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	0
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	24,717
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments	25,085	$ 0
Fair Value, Inputs, Level 2 [Member] | Corporate Bonds And Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	25,085
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	$ 0